UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03447

Name of  Registrant: SEI Tax Exempt Trust

Address of Principal Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:

            Timothy D. Barto, Esquire
            SEI Tax Exempt Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 194561

CC:

            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end: August 31

Date of reporting period: 07/01/2016    -   06/30/2017

Registrant Name : SEI Tax Exempt Trust
Fund Name : INTERMEDIATE TERM MUNICIPAL FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : CALIFORNIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW JERSEY MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : NEW YORK MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : Pennsylvania Municipal Bond
________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A                                 03/30/2017            Take No Action
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1          Bondholder Proposal      Mgmt       N/A        TNA        N/A
________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 745181N52          11/30/2016            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1          Bondholder Proposal      Mgmt       N/A        TNA        N/A

Registrant : SEI Tax Exempt Trust
Fund Name : SHORT DURATION MUNICIPAL FUND
________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 745181N52          11/30/2016            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1          Bondholder Proposal      Mgmt       N/A        TNA        N/A
________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A                                 12/14/2016            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1          Bondholder Proposal      Mgmt       N/A        TNA        N/A
________________________________________________________________________________
Eaton Vance New York Municipal Income Trust
Ticker     Security ID:             Meeting Date          Meeting Status
EVY        CUSIP 27826W302          03/23/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1.1        Elect Mark R. Fetting    Mgmt       For        For        For
1.2        Elect William H. Park    Mgmt       For        For        For
1.3        Elect Helen Frame        Mgmt       For        For        For
            Peters
1.4        Elect Harriett Tee       Mgmt       For        For        For
            Taggart

Registrant : SEI Tax Exempt Trust
Fund Name : TAX-ADVANTAGED INCOME FUND
_______________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A                                 03/30/2017            Take No Action
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt
1          Bondholder Proposal      Mgmt       N/A        TNA        N/A

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:            SEI Tax Exempt Trust

By:                    /s/ Robert A. Nesher

Name:                  Robert A. Nesher

Title:                 President

Date:                  August 23, 2017